UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

TRAVELERS SERIES FUND INC.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SMITH BARNEY HIGH INCOME PORTFOLIO

PIONEER STRATEGIC INCOME PORTFOLIO

FORM N-Q

JANUARY 31, 2005

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
CORPORATE BONDS & NOTES - 92.8%
Aerospace & Defense - 0.6%
1,225,000	B	Argo-Tech Corp., Sr. Notes, 9.250% due 6/1/11	$1,347,500
325,000	BB-	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	359,125

			1,706,625

Airlines - 0.2%
885,000	B	Continental Airlines, Inc., Pass-Through Trust Certificates, Series 2001-2, Class D, 7.568% due 12/1/06	684,814

Automotive - 2.5%
260,000	B+	Arvin Capital Trust I, Capital Securities, 9.500% due 2/1/27	271,700
1,025,000	B-	CSK Auto, Inc., Sr. Sub. Notes, 7.000% due 1/15/14	1,003,219
715,000	BBB-	Dana Corp., Notes, 6.500% due 3/1/09	751,470
925,000	B-	EaglePicher Inc., Sr. Notes, 9.750% due 9/1/13	818,625
325,000	BBB-	Ford Motor Co., Notes, 7.450% due 7/16/31	325,168
		General Motors Corp.:
1,325,000	BBB-	Sr. Debentures, 8.375% due 7/15/33	1,337,863
975,000	BBB-	Sr. Notes, 7.125% due 7/15/13	971,287
225,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	253,125
		Tenneco Automotive Inc.:
400,000	B-	Sr. Secured 2nd Lein Notes, Series B, 10.250% due 7/15/13	472,000
925,000	B-	Sr. Sub. Notes, 8.625% due 11/15/14 (b)	966,625
97,000	BB-	TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13	113,975

			7,285,057

Broadcasting - 1.4%
1,000,000	B-	Nexstar Broadcasting, Inc., Sr. Sub. Notes, 7.000% due 1/15/14	985,000
1,125,000	B-	NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	1,271,250
		Paxson Communications Corp.:
490,000	CCC	Sr. Sub. Discount Notes, step bond to yield 12.263% due 1/15/09	475,300
270,000	CCC	Sr. Sub. Notes, 10.750% due 7/15/08	285,525
550,000	B-	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11	600,875
285,000	CCC+	Spanish Broadcasting System Inc., Sub. Notes, 9.625% due 11/1/09	299,963

			3,917,913

Building/Construction - 2.9%
		Ainsworth Lumber Co., Ltd., Sr. Notes:
600,000	B+	7.250% due 10/1/12 (b)	603,000
875,000	B+	6.750% due 03/15/14	846,562
		Associated Materials Inc.:
2,000,000	B-	Sr. Discount Notes, step bond to yield 11.250% due 3/1/14	1,440,000
160,000	B-	Sr. Sub. Notes, 9.750% due 4/15/12	176,000
		D.R. Horton, Inc.:
320,000	BB+	Sr. Notes, 8.000% due 2/1/09	359,269
340,000	BB-	Sr. Sub. Notes, 9.375% due 3/15/11	376,523
480,000	BB-	KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11	531,040
585,000	BBB-	Lennar Corp., Sr. Notes, Series B, 9.950% due 5/1/10	624,394
1,275,000	B-	Ply Gem Industries, Inc., Sr. Sub. Notes, 9.000% due 2/15/12	1,275,000
385,000	BBB-	The Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10	419,096
570,000	BB-	Schuler Homes, Inc., Sr. Sub. Notes, 10.500% due 7/15/11	654,075
325,000	B+	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	378,625
750,000	B-	THL Buildco Inc., Sr. Sub. Notes, 8.500% due 9/1/14 (b)	774,375
25,000	B+	URS Corp., Sr. Sub. Notes, Series B, 12.250% due 5/1/09	26,719

			8,484,678

Business Services - 2.1%
790,000	B-	Advanstar Communications Inc., 2nd Priority Sr. Secured Notes, 9.790% due 8/15/08 (c)	831,475
850,000	B-	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (b)	894,625
575,000	CCC+	Brand Services, Inc., Sr. Notes, 12.000% due 10/15/12	651,188

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Business Services - 2.1% (continued)
		Iron Mountain Inc., Sr. Sub. Notes:
700,000	B	8.250% due 7/1/11	$720,405
850,000	B	8.625% due 4/1/13	903,125
1,175,000	B	7.750% due 1/15/15	1,207,312
		Muzak LLC/Muzak Finance Corp.:
750,000	CCC-	Sr. Notes, 10.000% due 2/15/09	706,875
275,000	CCC-	Sr. Sub. Notes, 9.875% due 3/15/09	195,938

			6,110,943

Cable - 6.7%
		Charter Communications Holdings, LLC/Charter Communications Holdings Capital Corp.:
		Sr. Discount Notes:
3,966,000	CCC-	Step bond to yield 12.272% due 1/15/10	3,529,740
1,035,000	CCC-	Step bond to yield 13.504% due 1/15/11	817,650
1,535,000	CCC-	Step bond to yield 17.772% due 5/15/11	1,074,500
100,000	CCC-	Sr. Notes, 10.750% due 10/1/09	85,750
		CSC Holdings, Inc.:
1,700,000	BB-	Sr. Debentures, 7.625% due 7/15/18	1,887,000
260,000	BB-	Sr. Notes, Series B, 7.625% due 4/1/11	284,700
910,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	1,026,025
875,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Notes, 8.375% due 3/15/13	989,844
		Echostar DBS Corp., Sr. Notes:
748,000	BB-	9.125% due 1/15/09	817,190
1,850,000	BB-	6.625% due 10/1/14 (b)	1,877,750
1,065,000	B	Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield 14.115% due 2/15/11	1,049,025
375,000	B+	Insight Midwest, L.P./Insight Capital, Inc., Sr. Notes, 10.500% due 11/1/10	410,625
1,125,000	B-	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	1,248,750
325,000	B	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13	351,813
1,150,000	B	Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13	1,152,875
200,000	B	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (b)	223,500
625,000	B+	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14 (b)	682,812
1,670,000	B+	Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15	1,853,700

			19,363,249

Chemicals - 6.7%
1,025,000	B+	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	1,114,687
345,000	BB-	Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11	383,813
1,000,000	NR	Applied Extrusion Technologies, Inc., Sr. Notes, Series B, 10.750% due 7/1/11 (d)	580,000
1,150,000	B+	Equistar Chemicals, L.P./Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11	1,328,250
		FMC Corp.:
825,000	BB+	Medium-Term Notes, Series A, 6.750% due 5/5/05	836,364
125,000	BB+	Secured Notes, 10.250% due 11/1/09	142,813
675,000	B+	Hercules Inc., Sr. Sub. Notes, 6.750% due 10/15/29	695,250
1,250,000	B	Huntsman Advanced Materials LLC, Sr. Secured Notes, 11.000% due 7/15/10 (b)	1,475,000
5,710,000	CCC+	Huntsman ICI Holdings LLC, Sr. Discount Notes, zero coupon bond to yield 17.524% due 12/31/09	3,233,287
600,000	B+	International Specialty Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	657,000
655,000	BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	733,600
		Lyondell Chemical Co., Sr. Secured Notes:
655,000	B+	11.125% due 7/15/12	772,900
250,000	B+	Series B, 9.875% due 5/1/07	262,500

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Chemicals - 6.7% (continued)
760,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	$901,550
1,700,000	B+	Millennium America Inc., Sr. Notes, 9.250% due 6/15/08	1,895,500
235,000	B-	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	251,450
		Resolution Performance Products LLC/RPP Capital Corp.:
225,000	CCC+	Sr. Secured Notes, 9.500% due 4/15/10	244,688
1,050,000	CCC	Sr. Sub. Notes, 13.500% due 11/15/10	1,162,875
		Rhodia SA:
		Sr. Notes:
750,000	CCC+	7.625% due 6/1/10	768,750
225,000	CCC+	10.250% due 6/1/10	257,063
650,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11	669,500
65,000	B+	Terra Capital Inc., Sr. Secured Notes, 12.875% due 10/15/08	80,275
525,000	B-	United Industries Corp., Sr. Sub. Notes, Series D, 9.875% due 4/1/09	551,906
390,000	BB-	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	435,825

			19,434,846

Consumer Products & Services - 4.2%
385,000	BBB-	American Greetings Corp., Notes, 6.100% due 8/1/28	410,988
1,025,000	CCC+	Del Laboratories Inc., Sr. Sub. Notes, 8.000% due 2/1/12 (b)	1,019,875
1,300,000	B	FTD, Inc., Sr. Sub. Notes, Series B, 7.750% due 2/15/14	1,355,250
1,025,000	CCC	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08	845,625
900,000	B-	Interface, Inc., Sr. Notes, 10.375% due 2/1/10	1,039,500
1,025,000	B-	Jafra Cosmetics International, Inc., Sr. Sub. Notes, 10.750% due 5/15/11	1,181,312
309,000	Aa3*	Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08	338,535
		Playtex Products, Inc.:
900,000	B	Sr. Secured Notes, 8.000% due 3/1/11	985,500
150,000	CCC+	Sr. Sub. Notes, 9.375% due 6/1/11	161,250
875,000	B-	Riddell Bell Holdings, Sr. Sub. Notes, 8.375% due 10/1/12 (b)	905,625
1,275,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	1,306,875
		Service Corp. International:
460,000	BB	Debentures, 7.875% due 2/1/13	494,500
		Sr. Notes:
470,000	BB	6.875% due 10/1/07	493,500
570,000	BB	6.500% due 3/15/08	587,813
875,000	B+	Stewart Enterprises, Inc., Sr. Sub. Notes, 10.750% due 7/1/08	949,375

			12,075,523

Energy - 7.9%
2,325,000	BB-	Chesapeake Energy Corp., Sr. Notes, 6.375% due 6/15/15 (b)	2,383,125
		Dynegy Holdings Inc.:
1,375,000	B-	2nd Priority Sr. Secured Notes, 9.160% due 7/15/08 (b)(c)	1,495,312
		Sr. Debentures:
1,300,000	CCC+	7.125% due 5/15/18	1,108,250
1,250,000	CCC+	7.625% due 10/15/26	1,046,875
		El Paso Corp., Global Sr. Medium-Term Notes:
915,000	CCC+	7.800% due 8/1/31	892,125
2,125,000	CCC+	7.750% due 1/15/32	2,077,187
1,300,000	B	Exco Resources, Inc., Sr. Notes, 7.250% due 1/15/11	1,378,000
		Hanover Compressor Co.:
1,000,000	B	Sr. Sub. Notes, 8.625% due 12/15/10	1,085,000
900,000	B-	Sub. Notes, zero coupon bond to yield 11.312% due 3/31/07	801,000
415,000	B	Key Energy Services, Inc., Sr. Notes, Series C, 8.375% due 3/1/08	435,231
480,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	540,000
842,000	B+	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	966,195
		Plains Exploration & Production Co., Sr. Sub. Notes,
955,000	B+	Series B, 8.750% due 7/1/12	1,062,437
195,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	209,625
320,000	BB-	SESI, LLC, Sr. Notes, 8.875% due 5/15/11	349,600

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Energy - 7.9% (continued)
1,450,000	B+	Stone Energy Corp., Sr. Sub. Notes, 6.750% due 12/15/14 (b)	$1,424,625
1,185,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	1,321,275
		Vintage Petroleum, Inc.:
455,000	BB-	Sr. Notes, 8.250% due 5/1/12	502,775
125,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	134,063
		The Williams Cos., Inc., Notes:
600,000	B+	7.625% due 7/15/19	669,000
1,275,000	B+	7.875% due 9/1/21	1,453,500
1,375,000	B+	8.750% due 3/15/32	1,656,875

			22,992,075

Environmental Services - 1.3%
		Allied Waste North America, Inc.:
200,000	BB-	Sr. Debentures, Series B, 9.250% due 9/1/12	213,000
		Sr. Notes, Series B:
890,000	BB-	8.500% due 12/1/08	932,275
1,500,000	B+	7.375% due 4/15/14	1,372,500
1,200,000	B	Aleris International Inc., Sr. Secured Notes, Series B, 10.375% due 10/15/10	1,356,000

			3,873,775

Financial Services - 2.9%
1,900,000	B-	BCP Crystal US Holdings Corp., Sr. Sub. Notes, 9.625% due 6/15/14 (b)	2,118,500
475,000	B-	Borden US Finance Corp./Nova Scotia Finance ULC, 2nd Priority Sr. Secured Notes, 9.000% due 7/15/14 (b)	524,875
1,589,557	B-	CanWest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (b)	1,708,774
160,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	164,000
475,000	BBB-	Ford Motor Credit Co., Sr. Notes, 7.250% due 10/25/11	506,130
450,000	BBB-	General Motors Acceptance Corp., Notes, 6.875% due 8/28/12	449,673
1,250,000	B-	Global Cash Access, Inc./Global Cash Access Finance Corp., Sr. Sub. Notes, 8.750% due 3/15/12	1,362,500
555,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	619,559
1,075,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,101,875

			8,555,886

Food & Beverage - 3.7%
725,000	B-	Carrols Corp., Sr. Sub. Notes, 9.000% due 1/15/13 (b)	759,437
1,575,000	B+	Constellation Brands Inc., Sr. Sub. Notes, Series B, 8.125% due 1/15/12	1,720,687
330,000	B+	Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11	355,988
335,000	BB-	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	345,050
975,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	1,088,344
		Doane Pet Care Co.:
1,000,000	CCC+	Sr. Notes, 10.750% due 3/1/10	1,067,500
65,000	CCC+	Sr. Sub. Notes, 9.750% due 5/15/07	63,375
		Dole Food Co., Inc.:
1,000,000	B+	Debentures, 8.750% due 7/15/13	1,115,000
125,000	B+	Sr. Notes, 8.875% due 3/15/11	134,844
625,000	B-	Friendly Ice Cream Corp., Sr. Notes, 8.375% due 6/15/12	607,813
1,525,000	B-	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (b)	1,403,000
725,000	B+	Swift & Co., Sr. Notes, 10.125% due 10/1/09	813,813
1,152,000	B	United Agri Products, Inc., Sr. Notes, 8.250% due 12/15/11 (b)	1,247,040

			10,721,891

Healthcare - 5.4%
675,000	CC	aaiPharma Inc., Sr. Sub. Notes, 12.000% due 4/1/10	509,625
1,150,000	B-	Ameripath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13	1,207,500
800,000	B	Athena Neurosciences Finance LLC, Sr. Notes, 7.250% due 2/21/08	828,000
725,000	B	Community Health Systems, Sr. Sub. Notes, 6.500% due 12/15/12 (b)	728,625
731,620	B+	Dade Behrings Inc., Sr. Sub. Notes, 11.910% due 10/3/10	812,098
270,000	B	Extendicare Health Services, Inc., Sr. Sub. Notes, 9.500% due 7/1/10	301,050

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Healthcare - 5.4% (continued)
2,925,000	BB+	HCA Inc., Notes, 6.375% due 1/15/15	$2,956,821
1,875,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Sr. Sub. Notes, 8.750% due 6/15/14	2,029,687
675,000	CCC+	Insight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11	675,000
1,275,000	B-	Medical Device Manufacturing Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (b)	1,383,375
700,000	B-	National Mentor Inc., Sr. Sub Notes, 9.625% due 12/1/12 (b)	738,500
583,000	B-	Psychiatric Solutions, Inc., Sr. Sub. Notes, 10.625% due 6/15/13	670,450
460,000	B	Sola International Inc., Sr. Notes, 6.875% due 3/15/08	465,291
		Tenet Healthcare Corp.:
650,000	B	Notes, 7.375% due 2/1/13	601,250
		Sr. Notes:
225,000	B	5.375% due 11/15/06	231,188
1,325,000	B	6.500% due 6/1/12	1,185,875
25,000	B	9.875% due 7/1/14 (b)	26,063
325,000	B	6.875% due 11/15/31	263,250

			15,613,648

Hotels/Casinos/Gaming - 7.5%
1,015,000	B	Ameristar Casinos, Inc., Sr. Sub. Notes, 10.750% due 2/15/09	1,141,875
800,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11	890,000
1,300,000	B+	Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14	1,339,000
		Caesars Entertainment, Inc., Sr. Sub. Notes:
450,000	BB-	8.875% due 9/15/08	507,938
1,400,000	BB-	8.125% due 5/15/11	1,610,000
1,300,000	B-	Herbst Gaming Inc., Sr. Sub. Notes, 8.125% due 6/1/12	1,384,500
		Hilton Hotels Corp., Sr. Notes:
510,000	BBB-	7.950% due 4/15/07	551,359
250,000	BBB-	7.625% due 12/1/12	293,916
57,000	B+	HMH Properties, Inc., Sr. Secured Notes, Series B, 7.875% due 8/1/08	58,781
		Host Marriott, L.P.:
1,020,000	B+	Notes, Series I, 9.500% due 1/15/07	1,109,250
625,000	B+	Sr. Notes, 7.125% due 11/1/13	660,937
1,375,000	B	Isle of Capri Casinos, Inc., Sr. Sub. Notes, 7.000% due 3/1/14	1,399,062
1,275,000	B	Kerzner International Ltd., Sr. Sub. Notes, 8.875% due 8/15/11	1,396,125
		Mandalay Resort Group:
260,000	BB-	Sr. Sub. Debentures, 7.625% due 7/15/13	284,700
585,000	BB-	Sr. Sub. Notes, Series B, 10.250% due 8/1/07	663,975
		MeriStar Hospitality Operating Partnership, L.P./MeriStar
		Hospitality Finance Corp., Sr. Notes:
225,000	CCC+	9.000% due 1/15/08	238,500
925,000	CCC+	10.500% due 6/15/09	1,005,937
50,000	CCC+	9.125% due 1/15/11	54,250
		MGM MIRAGE, Inc.:
1,275,000	BB+	Sr. Notes, 6.750% due 9/1/12	1,341,937
		Sr. Sub. Notes:
325,000	BB-	9.750% due 6/1/07	362,375
900,000	BB-	8.375% due 2/1/11	1,012,500
1,225,000	BB-	Seneca Gaming Corp., Sr. Notes, 7.250% due 5/1/12	1,267,875
425,000	BB+	Starwood Hotels & Resorts Worldwide, Inc., Notes, 7.875% due 5/1/12	486,625
1,225,000	B+	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	1,277,062
275,000	B+	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (b)	299,750
930,000	B	Venetian Casino Resort LLC/Las Vegas Sands, Inc., Mortgate Secured Notes, 11.000% due 6/15/10	1,055,550

			21,693,779

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Leisure - 1.8%
338,000	CCC+	AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11	$350,675
1,925,000	B-	Cinemark, Inc., Sr. Discount Notes, step bond to yield 9.338% due 3/15/14	1,463,000
1,200,000	B-	Equinox Holdings, Inc., Sr. Notes, 9.000% due 12/15/09	1,278,000
600,000	CCC+	ICON Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	504,000
125,000	CCC+	LCE Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (b)	131,563
725,000	B-	Leslie’s Poolmart, Sr. Notes, 7.750% due 2/1/13 (b)	741,312
		Six Flags, Inc., Sr. Notes:
75,000	CCC	9.750% due 4/15/13	71,813
700,000	CCC	9.625% due 6/1/14	663,250

			5,203,613

Machinery - 1.2%
250,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)	274,375
500,000	B-	Columbus McKinnon Corp., Sr. Secured Notes, 10.000% due 8/1/10	557,500
325,000	B-	Dresser-Rand Group Inc., Sr. Sub Notes, 7.375% due 11/1/14 (b)	333,938
685,000	B	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10	751,787
260,000	B+	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	288,600
		Terex Corp., Sr. Sub. Notes:
650,000	B	9.250% due 7/15/11	723,125
500,000	B	Series B, 10.375% due 4/1/11	557,500

			3,486,825

Manufacturing - 1.5%
445,000	NR	Aqua-Chem, Inc., Sr. Sub. Notes, 11.250% due 7/1/08	380,475
575,000	B-	Blount Inc., Sr. Sub. Notes, 8.875% due 8/1/12	628,188
400,000	B-	General Binding Corp., Sr. Sub. Notes, 9.375% due 6/1/08	398,000
575,000	B-	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b)	619,563
1,075,000	B-	Sensus Metering Systems, Sr. Sub. Notes, 8.625% due 12/15/13	1,112,625
		Wesco Distribution Inc., Sr. Sub. Notes:
600,000	B	9.125% due 6/1/08	618,000
525,000	B	Series B, 9.125% due 6/1/08	540,750

			4,297,601

Metals/Mining- 1.6%
775,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	798,250
536,000	BBB	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14	663,300
1,200,000	B-	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12	1,302,000
605,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	742,997
1,260,000	B	Wolverine Tube, Inc., Sr. Notes, 7.375% due 8/1/08 (b)	1,222,200

			4,728,747

Packaging/Containers - 4.1%
1,325,000	B+	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	1,431,000
725,000	B-	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	830,125
1,000,000	B-	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	1,110,000
1,220,000	BB-	Owens-Brockway Glass Container Inc., Sr. Secured Notes, 8.875% due 2/15/09	1,325,225
1,020,000	B+	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	1,152,600
		Pliant Corp.:
475,000	CCC+	Sr. Secured 2nd Lien Notes, 11.125% due 9/1/09	520,719
80,000	CCC+	Sr. Sub. Notes, 13.000% due 6/1/10	78,800
1,000,000	CCC	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	912,500
560,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	610,016
		Smurfit-Stone Container Enterprises Inc., Sr. Notes:
600,000	B	9.750% due 2/1/11	658,500
675,000	B	8.375% due 7/1/12	718,875
1,275,000	B	Stone Container Finance Co. of Canada II, Sr. Notes,
		7.375% due 7/15/14	1,319,625

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Packaging/Containers - 4.1% (continued)
		Tekni-Plex, Inc.:
650,000	CCC	Sr. Secured Notes, 8.750% due 11/15/13 (b)	$653,250
495,000	CCC	Sr. Sub. Notes, Series B, 12.750% due 6/15/10	459,113

			11,780,348

Paper/Forestry Products - 2.4%
		Abitibi-Consolidated Inc.:
645,000	BB-	Debentures, 8.850% due 8/1/30	651,450
500,000	BB-	Notes, 8.550% due 8/1/10	539,375
1,250,000	B+	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14	1,350,000
750,000	B-	Blue Ridge Paper Products Inc., Sr. Secured Notes, 9.500% due 12/15/08	738,750
		Bowater Inc.:
550,000	BB	Debentures, 9.500% due 10/15/12	627,677
1,000,000	BB	Notes, 6.500% due 6/15/13	1,004,006
		Buckeye Technologies Inc., Sr. Sub. Notes:
315,000	B	9.250% due 9/15/08	316,575
1,190,000	B	8.000% due 10/15/10	1,198,925
600,000	BB-	Norske Skog Canada Ltd., Sr. Notes, 7.375% due 3/1/14	609,000

			7,035,758

Printing/Publishing - 2.5%
1,375,000	B	Cadmus Communications Corp., Sr. Sub. Notes, 8.375% due 6/15/14	1,485,000
		Cenveo Corp.:
530,000	B+	Sr. Notes, 9.625% due 3/15/12	572,400
800,000	B-	Sr. Sub. Notes, 7.875% due 12/1/13	704,000
504,000	B	Dex Media East LLC/Dex Media East Finance Co., Notes, 12.125% due 11/15/12	606,060
1,000,000	B	Dex Media, Inc., Discount Notes, step bond to yield 9.002% due 11/15/13	757,500
1,001,000	B	Dex Media West LLC/Dex Media West Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	1,139,889
1,100,000	B-	HM Publishing Corp., Sr. Discount Notes, step bond to yield 10.515% due 10/15/13	753,500
		R.H. Donnelley Finance Corp. I, Sr. Sub. Notes:
175,000	B+	10.875% due 12/15/12 (b)	205,625
400,000	B+	10.875% due 12/15/12	470,000
275,000	B-	Vertis, Inc., Sr. Secured 2nd Lien Notes, 9.750% due 4/1/09	300,438
211,000	BB-	Yell Finance BV, Sr. Discount Notes, step bond to yield 12.262% due 8/1/11	207,835

			7,202,247

Retail - 2.7%
175,000	BB-	Ahold Finance USA, Inc., Notes, 8.250% due 7/15/10	198,625
300,000	B+	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12	303,000
725,000	BB+	The Gap, Inc., Notes, 10.050% due 12/15/08	876,344
1,325,000	CCC+	General Nutrition Centers, Inc., Sr. Sub. Notes, 8.500% due 12/1/10	1,199,125
		J.C. Penney Co., Inc.:
705,000	BB+	Notes, 9.000% due 8/1/12	865,387
950,000	BB+	Sr. Notes, 8.000% due 3/1/10	1,081,812
675,000	B	Jean Coutu Group (PJC) Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (b)	676,687
		Rite Aid Corp., Sr. Notes:
325,000	B-	7.625% due 4/15/05	327,844
1,305,000	B-	7.125% due 1/15/07	1,305,000
717,000	BB	Saks Inc., Notes, 9.875% due 10/1/11	851,437

			7,685,261

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Technology - 1.1%
		Amkor Technology, Inc.:
250,000	B	Sr. Notes, 9.250% due 2/15/08	$248,750
1,290,000	CCC+	Sr. Sub. Notes, 10.500% due 5/1/09	1,251,300
1,755,000	B	Sanmina - SCI Corp., Sub. Debentures, zero coupon bond to yield 10.672% due 9/12/20 (e)	925,762
690,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	734,011

			3,159,823

Telecommunications - 10.4%
439,900	CCC	AirGate PCS, Inc., Sr. Sub. Secured Notes, 9.375% due 9/1/09	472,893
		Alamosa (Delaware), Inc.:
363,000	CCC+	Sr. Discount Notes, step bond to yield 11.437% due 7/31/09	392,948
650,000	CCC+	Sr. Notes, 11.000% due 7/31/10	760,500
277,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	292,581
360,000	CCC	American Towers Escrow Corp., Sr. Sub. Discount Notes, zero coupon bond to yield 14.432% due 8/1/08	272,250
		AT&T Corp., Sr. Notes:
350,000	BB+	9.050% due 11/15/11	407,750
1,800,000	BB+	8.000% due 11/15/31	2,301,750
3,550,000	A	AT&T Wireless Services, Inc., Sr. Notes, 8.750% due 3/1/31	4,897,733
		Crown Castle International Corp., Sr. Notes:
400,000	CCC+	9.375% due 8/1/11	446,000
685,000	CCC+	10.750% due 8/1/11	743,225
75,000	CCC+	7.500% due 12/1/13	79,969
500,000	CCC+	Series B, 7.500% due 12/1/13	533,125
695,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 15.232% due 2/1/10 (d)(f)	70
500,000	B+	Intelsat Bermuda Ltd., Sr. Notes, 7.794% due 1/15/12 (b)(c)	517,500
3,275,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,939,312
125,000	B+	MCI Inc., Sr. Notes, 8.735% due 5/1/14	137,031
		Nextel Communications, Inc., Sr. Serial Redeemable Notes:
1,775,000	BB	6.875% due 10/31/13	1,936,969
1,650,000	BB	7.375% due 8/1/15	1,827,375
373,000	B-	Nextel Partners, Inc., Sr. Notes, 12.500% due 11/15/09	419,625
750,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	712,500
375,000	B-	Nortel Networks Ltd., Sr. Notes, 6.125% due 2/15/06	382,031
305,000	B-	Northern Telecom Capital Corp., Notes, 7.875% due 6/15/26	302,713
1,445,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (b)	1,650,912
		Qwest Services Corp.:
596,000	B	Notes, 14.500% due 12/15/14 (b)	749,470
2,840,000	B	Sr. Notes, 14.000% due 12/15/10 (b)	3,386,700
850,000	B-	SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10	911,625
		Sprint Capital Corp.:
1,350,000	BBB-	Notes, 8.750% due 3/15/32	1,834,005
775,000	BBB-	Sr. Notes, 6.875% due 11/15/28	869,351

			30,177,913

Textiles/Apparel - 0.7%
280,000	CCC	Levi Strauss & Co., Sr. Notes, 11.625% due 1/15/08	294,700
1,275,000	B	Oxford Industries Inc., Sr. Notes, 8.875% due 6/1/11	1,364,250
292,000	B+	The William Carter Co., Sr. Sub Notes, Series B,
		10.875% due 8/15/11	327,770

			1,986,720

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Transportation - 0.6%
650,000	B+	General Maritime Corp., Sr Notes, 10.000% due 3/15/13	$745,875
625,000	CCC+	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (b)	665,625
360,000	BB+	Windsor Petroleum Transport Corp., Secured Notes, 7.840% due 1/15/21 (b)	390,117

			1,801,617

Utilities - 6.2%
		The AES Corp., Sr. Notes:
1,470,000	B-	9.500% due 6/1/09	1,653,750
1,125,000	B-	7.750% due 3/1/14	1,196,719
1,225,000	B+	Allegheny Energy Supply Statutory Trust, Secured Notes, Series 2001-A, 10.250% due 11/15/07 (b)	1,378,125
180,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08 Calpine Corp.:	208,113
2,285,000	B	2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (b)	1,805,150
85,000	CCC+	Sr. Notes, 8.625% due 8/15/10	59,500
645,000	B	Sr. Secured Notes, 8.750% due 7/15/13 (b)	493,425
		Edison Mission Energy, Sr. Notes:
640,000	B	10.000% due 8/15/08	742,400
325,000	B	7.730% due 6/15/09	346,125
1,525,000	B	9.875% due 4/15/11	1,789,969
		Mirant Americas Generation, LLC, Sr. Notes:
475,000	NR	7.625% due 5/1/06 (d)	536,750
900,000	NR	9.125% due 5/1/31 (d)	974,250
2,500,000	B	NRG Energy Inc., 2nd Priority Sr. Secured Notes,
		8.000% due 12/15/13 (b)	2,706,250
1,165,000	B	Orion Power Holdings, Inc., Sr. Notes, 12.000% due 5/1/10	1,462,075
		Reliant Resources, Inc., Sr. Secured Notes:
800,000	B+	9.250% due 7/15/10	894,000
1,650,000	B+	9.500% due 7/15/13	1,856,250

			18,102,851

		TOTAL CORPORATE BONDS & NOTES (Cost - $250,358,372)	269,164,026

ASSET-BACKED SECURITIES - 0.7%
Airlines - 0.2%
153,776	BB	Continental Airlines, Inc., Pass Through Certificate, Series 2000-2, Class C, 8.312% due 4/2/11	122,274
		United Airlines, Inc., Pass-Through Certificate:
437,290	NR	Series 2000-1, Class B, 8.030% due 7/1/11 (d)	79,723
888,598	NR	Series 2000-2, Class B, 7.811% due 10/1/09 (d)	251,113
		Series 2001-1:
160,000	NR	Class B, 6.932% due 9/1/11 (d)	55,683
365,000	NR	Class C, 6.831% due 9/1/08 (d)	29,973

			538,766

Financial Services - 0.1%
1,402,534	D	Airplanes Pass-Through Trust, Series 1, Class D, 10.875% due 3/15/12 (d)(f)	0
		First Consumer Master Trust:
204,151	B	Series 2001-A, Class A, 2.790% due 9/15/08 (c)	202,747

			202,747

Retail - 0.4%
		Ahold Lease USA, Inc., Pass-Through Certificates:
675,559	BB	Series 2001-A-1, 7.820% due 1/2/20	731,715
400,000	BB	Series 2001-A-2, 8.620% due 1/2/25	438,250

			1,169,965

		TOTAL ASSET-BACKED SECURITIES (Cost - $4,629,255)	1,911,478

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK (g) - 0.5%
Business Services - 0.0%
1,319	Outsourcing Solutions Inc. (f)	$4,618

Food & Beverage - 0.0%
23,465	Aurora Foods Inc. (f)	0

Technology - 0.0%
478	Freescale Semiconductor Inc., Class B Shares	8,351

Telecommunications - 0.5%
18,172	AirGate PCS, Inc.	664,550
12,458	Crown Castle International Corp.	204,311
870	McLeodUSA, Inc., Class A Shares	461
27,795	Telewest Global Inc.	468,346

		1,337,668

	TOTAL COMMON STOCK (Cost - $1,973,205)	1,350,637

PREFERRED STOCK - 0.6%
Aerospace & Defense - 0.0%
1,150 UNIT	Northrop Grumman Corp., 7.250% Equity Security Units (h)	59,662

Telecommunications - 0.6%
1,457	Alamosa Holdings, Inc., 7.500% Cumulative, Series B (i)(f)	1,400,541
7,000	Crown Castle International Corp., 6.250% (g)(i)	346,500
4,335 UNIT	Motorola, Inc., 7.000% Equity Security Units (h)	68,233

		1,815,274

	TOTAL PREFERRED STOCK (Cost - $772,944)	1,874,936

WARRANTS (g) - 0.0%
Commercial Printing Forms - 0.0%
435	Merrill Corp., Expire 5/1/09 (b)(f)	0

Internet Software/Services - 0.0%
430	Cybernet Internet Services International Inc., Expire 7/1/09 (b)(f)	0
1,545	Netco Government Services Inc., Expire 3/1/05	15

		15

Packaging/Containers - 0.0%
80	Pliant Corp., Expire 6/1/10 (b)	1

Telecommunications - 0.0%
360	American Tower Corp., Expire 8/1/08 (b)	82,980
695	GT Group Telecom Inc., Expire 2/1/10 (b)(f)	0
350	Horizon PCS Inc., Expire 10/1/10 (b)(f)	0
925	Iridium World Communications Inc., Expire 7/15/05 (b)(f)	9
375	IWO Holdings Inc., Expire 1/15/11 (b)(f)	0
700	RSL Communications Ltd., Expire 11/15/06 (f)	0

		82,989

	TOTAL WARRANTS (Cost - $326,484)	83,005

See Notes to Schedules of Investments.

SMITH BARNEY HIGH INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 3.7%
$10,685,000	UBS Securities LLC dated 1/31/05, 2.500% due 2/1/05; Proceeds at maturity - $10,685,742; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.050% due 2/4/05 to 8/6/38; Market value - $10,898,734) (Cost - $10,685,000)	$10,685,000

	TOTAL INVESTMENTS - 98.3% (Cost - $268,745,260**)	285,069,082
	Other Assets in Excess of Liabilities - 1.7%	5,041,466

	TOTAL NET ASSETS - 100.0%	$290,110,548

(a)	All ratings are by Standard & Poor’s Rating Services, except for those which are identified by an asterisk (*), which are rated by Moody’s Investors Service.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Variable Rate Security. Rate shown is rate in effect on January 31, 2005.

(d)	Security is currently in default.

(e)	Convertible bonds exchangeable for shares of common stock.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(g)	Non-income producing security.

(h)	Security is issued as an equity unit, with each unit consisting of a contract to buy common stock and senior notes.

(i)	Convertible preferred stock exchangable for shares of common stock.

**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 28 and 29 for definition of ratings.

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2005

FACE AMOUNT†		SECURITY	VALUE
U.S. GOVERNMENT SECTOR - 17.7%
U.S. Treasury Obligations - 1.0%
		U.S. Treasury Bonds:
820,000		5.250% due 2/15/29	$889,380
265,000		5.375% due 2/15/31 (a)	296,521

			1,185,901

U.S. Government Agencies - 14.7%
		Federal Home Loan Mortgage Corp. (FHLMC):
1,044,647		6.000% due 6/1/17	1,092,547
1,029,798		6.000% due 11/1/33 - 1/1/34	1,064,333
976,713		5.000% due 5/1/34	976,195
2,498,475		5.500% due 11/1/34 - 1/1/35	2,550,049
		Federal National Mortgage Association (FNMA):
373,314		5.500% due 12/1/18 - 4/1/19	385,614
12,044		7.500% due 1/1/30 - 10/1/30	12,913
1,350,000	AUD	Sr. Notes, 6.375% due 8/15/07	1,065,967
		Government National Mortgage Association (GNMA):
1,333,802		5.500% due 8/15/19 - 10/15/19	1,389,136
257,432		6.500% due 10/15/32-11/15/32	271,298
4,560,402		6.000% due 8/15/19 - 7/15/33 (b)	4,760,587
943,318		4.500% due 5/15/34	931,255
288,947		5.000% due 8/20/34	290,528
2,407,098		5.500% due 7/15/34 - 10/15/34	2,472,901
715,000		5.500% due 2/15/35 (c)	733,546

			17,996,869

U.S. Government Agency Collateralized Mortgage Obligations - 2.0%
		Federal Home Loan Mortgage Corp. (FHLMC):
		Interest-Only Strips:
524,394		Series 216, Class IO, 6.000% due 1/1/32	106,424
335,384		Series 2448, Class SM, 5.520% due 3/15/32 (d)	33,562
31,051		Series 2478, Class SY, 5.670% due 3/15/21 (d)	1,736
256,700		Series 2515, Class IG, 5.500% due 3/15/32	63,780
373,198		Series 2579, Class GS, 5.170% due 1/15/17 (d)	35,440
		Principal-Only Strips:
72,303		Series 215, Class PO, zero coupon due 6/1/31	66,941
54,316		Series 2235, Class PO, zero coupon due 6/15/30	46,333
		Federal National Mortgage Association (FNMA):
		Interest-Only Strips:
197,609		Series 318, Class 2, 6.000% due 1/1/32	41,285
129,161		Series 322, Class 2, 6.000% due 4/1/32	24,037
711,970		Series 329, Class 2, 5.500% due 1/1/33	141,635
154,969		Series 332, Class 2, 6.000% due 2/1/33	29,076
53,324		Series 2001-74, Class MI, 6.000% due 12/25/15	4,474
310,534		Series 2002-9, Class MS, 5.570% due 3/25/32 (d)	32,762
130,632		Series 2002-52, Class SL, 5.470% due 9/25/32 (d)	13,340
144,415		Series 2002-63, Class SN, 5.470% due 10/25/32 (d)	14,889
732,377		Series 2003-23, Class AI, 5.000% due 3/25/17	93,746

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†	SECURITY	VALUE
U.S. Government Agency Collateralized Mortgage Obligations - 2.0% (continued)
160,483	Series 2003-26, Class IG, 6.000% due 4/25/33	$26,921
1,144,934	Series 2003-34, Class ES, 4.470% due 2/25/33 (d)	86,272
488,157	Series 2003-34, Class SG, 4.470% due 2/25/33 (d)	36,866
1,351,869	Series 2003-34, Class SP, 4.570% due 1/25/32 (d)	91,163
596,637	Series 2003-49, Class TS, 5.170% due 3/25/18 (d)	69,691
	Pass-Through Certificates:
55,450	Series 2002-14, Class A2, 7.500% due 1/25/42	59,574
463,744	Series 2003-W3, Class 1A3, 7.500% due 8/25/42	498,235
32,337	Principal-Only Strips, Series 1999-51,
	Class N, zero coupon due 9/17/29	28,895
	Federal National Mortgage Association (FNMA) Grantor Trust:
	Pass-Through Certificates:
57,881	Series 1999-T2, Class A1, 7.500% due 1/19/39	61,778
28,988	Series 2000-T6, Class A1, 7.500% due 6/25/30	31,144
139,419	Series 2001-T1, Class A1, 7.500% due 10/25/40	148,375
45,768	Series 2001-T3, Class A1, 7.500% due 11/25/40	49,172
136,299	Series 2001-T4, Class A1, 7.500% due 7/25/41	145,183
304,019	Series 2001-T7, Class A1, 7.500% due 2/25/41	325,384
8,440	Series 2001-T10, Class A1, 7.000% due 12/25/41	8,867
78,653	Series 2001-T10, Class A2, 7.500% due 12/25/41	83,822
695	Series 2002-T1, Class A2, 7.000% due 11/25/31	737
54,885	Government National Mortgage Association (GNMA), Interest-Only Strip, Series 2001-43, Class SJ, 5.100% due 1/20/29 (d)	865

		2,502,404

	TOTAL U.S. GOVERNMENT SECTOR (Cost - $22,172,647)	21,685,174

	RATING(e)
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
70,000	BB+	CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class H, 6.122% due 4/15/37 (f)	72,175
		Global Signal Trust:
660,000	BBB-	Series 2004-1A, Class E, 5.395% due 1/15/34 (f)	657,208
450,000	Ba2*	Series 2004-2A, Class F, 6.376% due 12/15/14 (f)	452,283
		iStar Asset Receivables Trust, Series 2003-1A:
36,297	AAA	Class A2, 2.909% due 8/28/22 (d)(f)	36,325
31,760	A+	Class E, 3.580% due 8/28/22 (d)(f)	31,796
27,223	A	Class F, 3.630% due 8/28/22 (d)(f)	27,255
23,374	AAA	Rural Housing Trust, Series 1987-1, Class D, 6.330% due 4/1/26	23,392
47,114	BB+**	Sasco Net Interest Margin Trust, Series 2003-BC1, Class B, zero coupon due 5/27/33 (f)(g)	30,624

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,317,514)	1,331,058

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†	RATING(e)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 6.1%
		Ameriquest Mortgage Securities Inc.:
59,000	BBB-	Series 2002-4, Class M4, 6.280% due 2/25/33 (d)	$59,829
61,000	BBB-	Series 2003-1, Class M4, 5.610% due 2/25/33 (d)	62,122
61,000	BBB-	Series 2003-2, Class M4, 5.610% due 3/25/33 (d)	62,157
25,000	BBB	Series 2003-AR3, Class M5, 6.280% due 10/25/33 (d)	25,964
		Asset Backed Funding Corp., Mortgage Loan Asset-Backed Certificates, Series 2003-WF1:
66,000	BBB	Class M3, 5.580% due 12/25/32 (d)	69,008
25,000	BBB-	Class M4, 5.780% due 12/25/32 (d)	24,905
		Asset Backed Securities Corp., Home Equity Loan Trust:
56,000	BBB-	Series 2003-HE1, Class M4, 6.980% due 1/15/33 (d)	54,236
123,000	BBB	Series 2003-HE2, Class M4, 6.330% due 4/15/33 (d)	126,595
2,593,000	BBB-	Series 2003-HE3, Class M5, 6.480% due 6/15/33 (b)(d)	2,626,370
334,000	BBB	Bank One Issuance Trust, Series 2002-C1, Class C1, 3.440% due 12/15/09 (d)	338,670
82,171	A	Bayview Financial Acquisition Trust, Series 2001-DA, Class M3, 3.930% due 11/25/31 (d)(f)	82,262
50,000	BBB-	CDC Mortgage Capital Trust, Series 2003-HE2, Class B3, 6.280% due 10/25/33 (d)	46,191
		Conseco Finance Securitizations Corp.:
31,675	CCC	Series 2000-2, Class A4, 8.480% due 12/1/30	32,961
220,000	CCC-	Series 2000-6, Class M2, 8.200% due 9/1/32	15,813
5,000	B-	Series 2001-3, Class A4, 6.910% due 5/1/33	4,941
4,000	B-	Series 2001-4, Class A4, 7.360% due 9/1/33	4,210
196,000	CC	Series 2001-4, Class B1, 9.400% due 9/1/33	28,175
391,410	BB+	Series 2002-1, Class A, 6.681% due 12/1/32	407,534
250,000	BBB-	Consumer Credit Reference Index Securities Program, Series 2002-1A, Class A, 4.521% due 3/22/07 (d)(f)	253,917
188,000	CCC	Green Tree Financial Corp., Series 1999-5, Class A5, 7.860% due 3/1/30	173,730
24,321	D	Green Tree Home Improvement Loan Trust, Series 1995-F, Class B2, 7.100% due 1/15/21	24,302
324,329	BB	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.450% due 6/20/31	312,699
50,000	Baa3*	GSAMP Trust, Series 2003-FM1, Class B3, 7.000% due 3/20/33 (d)	48,394
12,319	BBB**	Home Equity Asset Trust, Series 2002-5N, Class A, 8.000% 6/27/33 (f)	12,319
215,000	BBB-	LNR CDO Ltd., Series 2002-1A, Class FFL, 5.270% due 7/24/37 (d)(f)(g)	215,000
250,000	BB+	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B1, 5.780% due 3/25/32 (d)	136,360
50,000	BBB-	MASTR Asset Backed Securities Trust, Series 2003-OPT1, Class MV5, 6.030% due 12/25/32 (d)	50,402
104,000	BBB-	Merrill Lynch Mortgage Investors, Inc., Series 2003-WMC1, Class B2, 5.530% due 11/25/33 (d)	101,072
91,651	BBB	Mid-State Trust, Series 10, Class B, 7.540% due 2/15/36	90,478

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†	RATING(e)	SECURITY	VALUE
ASSET-BACKED SECURITIES - 6.1% (continued)
54,000	BBB-	Morgan Stanley ABS Capital I Inc., Series 2002-NC6, Class B2, 6.280% due 11/25/32 (d)	$52,244
		Morgan Stanley Dean Witter Capital I Inc.:
38,220	BBB-	Series 2001-AM1, Class B1, 4.730% due 2/25/32 (d)	38,397
38,384	BBB-	Series 2001-NC3, Class B1, 4.980% due 10/25/31 (d)	37,982
265,904	BBB-	Series 2001-NC4, Class B1, 5.030% due 1/25/32 (d)	265,654
115,000	BBB-	Series 2002-AM2, Class B1, 4.780% due 5/25/32 (d)	113,318
58,000	BBB-	Series 2002-AM3, Class B2, 6.280% due 2/25/33 (d)	59,388
59,000	BBB-	Series 2002-NC5, Class B2, 5.780% due 10/25/32 (d)	60,219
59,000	BBB-	Series 2003-NC2, Class B2, 6.280% due 2/25/33 (d)	60,100
58,000	BBB-	Series 2003-NC3, Class B3, 6.280% due 3/25/33 (d)	58,983
33,754	BBB-	Pass-Through Amortizing Credit Card Trust, Series 2002-1A, Class A4FL, 7.980% due 6/18/12 (d)(f)	33,886
847,273	BBB-	PF Export Receivables Master Trust, Notes, Series A, 6.436% due 6/1/15 (f)	870,077
19,388	Baa3*	Sail Net Interest Margin Notes, Series 2003-BC1A, Class A, 7.750% due 1/27/33 (f)(g)	19,194
		Structured Asset Investment Loan Trust:
146,000	BBB+	Series 2003-BC1, Class M3, 5.530% due 1/25/33 (d)	149,281
618,910	AAA	Series 2003-BC2, Class AIO, Interest Only, 6.000% due 3/25/05	6,341
100,000	BB	TIAA Commercial Real Estate Securitization, Series 2002-1A, Class IV, 6.840% due 5/22/37 (f)	95,206

		TOTAL ASSET-BACKED SECURITIES (Cost - $7,302,627)	7,410,886

MUNICIPAL BONDS - 2.4%
Iowa - 0.8%
1,130,000	BBB	Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.600% due 6/1/35	1,013,689

Louisiana - 0.2%
300,000	BBB	Tobacco Settlement Financing Corp., LA Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875% due 5/15/39	282,141

Minnesota - 0.4%
500,000	NR	Minneapolis & St. Paul Metropolitan Airports Commission, Special Facilities Revenue, Northwest Airlines Project, Series A, 7.000% due 4/1/25	470,205

New Jersey - 0.7%
430,000	B	New Jersey Economic Development Authority, Special Facilities Revenue, (Continental Airlines Inc. Project), 6.250% due 9/15/29	341,085
440,000	BBB	Tobacco Settlement Financing Corp., NJ Tobacco Settlement Asset-Backed Bonds, 7.000% due 6/1/41	454,780

			795,865

Rhode Island - 0.1%
150,000	BBB	Tobacco Settlement Financing Corp., RI Tobacco Settlement Asset-Backed Bonds, Series A, 6.250% due 6/1/42	144,744

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†		RATING(e)	SECURITY	VALUE
Washington - 0.2%
220,000		BBB	Tobacco Settlement Authority, WA Tobacco Settlement Asset-Backed Bonds, 6.625% due 6/1/32	$222,143

			TOTAL MUNICIPAL BONDS (Cost - $2,682,295)	2,928,787

HIGH-YIELD SECTOR - 55.0%
CORPORATE BONDS AND NOTES - 53.1%
Aerospace/Defense - 0.1%
50,000		B	Titan Corp., Notes, 8.000% due 5/15/11	53,750

Airlines - 0.8%
			AMR Corp., Debentures:
160,000		CCC	9.000% due 8/1/12 (a)	112,800
400,000		CCC	9.800% due 10/1/21	250,000
180,000		CCC+	Calair LLC/Calair Capital Corp., Sr. Notes, 8.125% due 4/1/08	144,000
360,000		B	Continental Airlines, Inc., Pass-Through Certificates, Series D, 7.568% due 12/1/06	278,569
			Northwest Airlines, Inc., Notes:
120,000		CCC+	7.625% due 3/15/05	120,750
25,000		CCC+	8.700% due 3/15/07	20,375
120,000		CCC+	9.875% due 3/15/07 (a)	99,000
109,000		NR	United Airlines, Inc., Debentures, 9.125% due 1/15/12 (h)	9,674

				1,035,168

Automotive - 1.3%
550,000		B	Asbury Automotive Group, Sr. Sub. Notes, 8.000% due 3/15/14 (a)	554,125
45,000	EUR	BBB-	Lear Corp., Sr. Notes, 8.125% due 4/1/08	66,223
86,000		B	The Pep Boys-Manny, Moe & Jack, Sr. Sub. Notes, 7.500% due 12/15/14 (a)	87,290
200,000		B-	Tenneco Automotive Inc., Sr. Sub Notes, 8.625% due 11/15/14 (f)	209,000
675,000		B+	United Rentals (North America), Inc., 7.750% due 11/15/13 (a)	659,813

				1,576,451

Broadcasting - 0.0%
20,000		NR	Pegasus Communications Corp., Sr. Notes, Series B, 9.750% due 12/1/06 (h)	12,600

Building/Construction - 3.6%
465,000		B+	Ainsworth Lumber, Sr. Notes. 6.750% due 3/15/14	452,794
9,825,000	NOK	NR	Aker Kvaerner ASA, Sub. Notes, step bond to yield 18.695% due 10/30/11 (b)	1,298,581
585,000		BB	Asia Aluminum Holdings Ltd., Notes, 8.000% due 12/23/11 (f)	587,925
85,000		BB	Beazer Homes USA, Inc., Sr. Notes, 8.625% due 5/15/11	93,075
475,000		CCC+	J. Ray McDermott, S.A., Sr. Secured Notes, 11.000% due 12/15/13 (f)	532,000
			K. Hovnanian Enterprises, Inc.:
100,000		BB	Sr. Notes, 8.000% due 4/1/12	110,249
30,000		B+	Sr. Sub. Notes, 7.750% due 5/15/13 (a)	32,625
15,000	EUR	B	Manitowoc Co., Inc., Sr. Sub. Notes, 10.375% due 5/15/11	21,976

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†		RATING(e)	SECURITY	VALUE
Building/Construction - 3.6% (continued)
			Owens Corning:
11,000		NR	Bonds, 7.500% due 8/1/18 (h)	$7,590
137,000		NR	Notes, 7.500% due 5/1/05 (a)(h)	95,215
66,000		BB-	Schuler Homes, Notes, 10.500% due 7/15/11 (a)	75,735
1,000,000		B	Ship Finance International Ltd., Sr. Notes, 8.500% due 12/15/13 (b)	1,025,000
			Technical Olympic USA, Inc.:
20,000		B+	Sr. Notes, 9.000% due 7/1/10	21,600
20,000		B-	Sr. Sub. Notes, 10.375% due 7/1/12	22,400

				4,376,765

Business Services - 1.9%
879		B-	CanWest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (f)	945
450,000		B-	Cornell Cos., Inc., Sr. Notes, 10.750% due 7/1/12	483,750
59,105		B-	JSG Funding plc, Sub. Notes, 15.500% due 10/1/13 (i)	69,892
80,000		B	Lamar Media Corp., Sr. Sub. Notes, 7.250% due 1/1/13	86,400
850,000		BBB-	Odyssey Re Holdings Corp., Notes, 7.650% due 11/1/13	937,848
			R.H. Donnelley Financial Corp.:
77,000		BB	Sr. Notes, 8.875% due 12/15/10 (f)	85,663
159,000		B+	Sr. Sub. Notes, 10.875% due 12/15/12 (f)	186,825
			Xerox Corp., Sr. Notes:
100,000		B+	9.750% due 1/15/09	116,000
35,000	EUR	B+	9.750% due 1/15/09	55,275
245,000		B+	7.125% due 6/15/10	265,213

				2,287,811

Cable - 1.2%
47,000		BB-	CSC Holdings Inc., Sr. Notes, 7.875% due 12/15/07	50,878
			Kabel Deutschland GmbH, Notes:
300,000		B-	10.625% due 7/1/14 (f)	340,500
250,000	EUR	B-	10.750% due 7/1/14 (f)	384,791
9,744		NR	KNOLOGY Holdings, Inc., Sr. Notes, 12.000% due 11/30/09 (f)(i)	9,403
470,000	EUR	B-	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (f)	682,457
20,000		B+	Rogers Cablesystems Ltd., Sr. Sub. Debentures, 11.000% due 12/1/15	22,200

				1,490,229

Chemicals - 3.9%
150,000		B+	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	163,125
10,000		BB-	Airgas, Inc., Sr. Sub. Notes 9.125% due 10/1/11	11,125
535,000		BBB-	Basell Finance Co. B.V., Notes, 8.100% due 3/15/27 (f)	539,056
120,000		A-	Dow Chemical Co., Sr. Notes, 5.750% due 11/15/09 (a)	128,110
338,000		BB-	Hercules Inc., Sr. Notes, 11.125% due 11/15/07 (a)	398,840
50,000		BB-	Huntsman Advanced Materials LLC, Sr. Notes, 11.000% due 7/15/10 (f)	59,000
235,000		B3*	Huntsman ICI Chemicals LLC, Sr. Discount Notes, zero coupon bond to yield 20.193% due 12/31/09	133,069
495,000	EUR	B	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09	686,454
205,000		BB-	ISP Chemco Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	229,600

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†		RATING(e)	SECURITY	VALUE
Chemicals - 3.9% (continued)
35,000		B+	ISP Holdings, Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	$38,325
30,000		B+	Lyondell Chemical Co., Sr. Secured Notes, 9.500% due 12/15/08	32,550
335,000		BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	397,394
30,000		B+	Millennium America, Inc., Sr. Notes, 9.250% due 6/15/08	33,450
349,000		B-	OM Group, Inc., Notes, 9.250% due 12/15/11	373,430
500,000		B	Resolution Performance Products LLC, Sr. Secured Notes, 8.000% due 12/15/09	542,500
			Rhodia S.A.:
500,000	EUR	CCC+	Sr. Notes, 8.000% due 6/1/10 (f)	690,125
120,000	EUR	CCC+	Sr. Sub. Notes, 9.250% due 6/1/11 (f)	165,043
90,000	EUR	B-	Rockwood Specialty Group, Inc., Notes, 7.625% due 11/15/14 (f)	120,405
27,275		NR	Sterling Chemicals Inc., Sr. Secured Notes, 10.000% due 12/19/07 (i)	27,275

				4,768,876

Consumer Products & Services - 1.3%
500,000		BBB-	Bausch & Lomb Inc., Debentures, 7.125% due 8/1/28	550,185
1,010,000		BBB-	Glencore Funding LLC, Notes, 6.000% due 4/15/14 (f)	982,861

				1,533,046

Electronics - 0.1%
120,000		B+	Legrand Holding S.A., Sr. Notes, 10.500% due 2/15/13	142,500
20,000		B+	Legrand S.A., Debentures, 8.500% due 2/15/25	23,700

				166,200

Energy - 5.9%
235,000		CCC+	Aventine Renewable Energy, Inc., Notes, 8.501% due 12/15/11 (d)(f)	238,525
1,000,000		B-	Baytex Energy Ltd., Sr. Sub. Notes, 9.625% due 7/15/10	1,062,500
175,000		BB-	Chesapeake Energy Corp., Sr. Notes, 6.375% due 6/15/15 (f)	179,375
365,000		B	Comstock Resources, Inc., Sr. Notes, 6.875% due 3/1/12	374,125
530,000		B-	Crystal U.S. Holdings Corp., Sr. Discount Notes, Series B, step bond to yield 9.325% due 10/1/14 (f)	362,388
760,000		BBB-	FPL Energy American Wind, LLC, Sr. Secured Notes, 6.639% due 6/20/23 (f)	822,042
236,500		BB-	FPL Energy Wind Funding LLC, Notes, 6.876% due 6/27/17 (f)	247,438
250,000		BBB-	Gazprom International S.A., Notes, 7.201% due 2/1/20 (f)	265,625
650,000		BBB-	Kiowa Power Partners LLC, Notes, Series B, 5.737% due 3/30/21 (f)	658,308
997,309		NR	Ormat Funding Corp., Sr. Secured Notes, 8.250% due 12/30/20 (f)	1,002,295
39,000		B-	Parker Drilling Co., Sr. Notes, Series B, 10.125% due 11/15/09 (a)	41,057
17,000		BBB-	Pioneer Natural Resources Co., Sr. Notes, 6.500% due 1/15/08	18,165
65,000		BB-	SEMCO Energy, Inc., Sr. Notes, 7.750% due 5/15/13	70,521
60,000		NR	Seven Seas Petroleum Inc., Sr. Notes, Series B, 12.5000% due 5/15/05 (g)(h)	1,200
			Stone Energy Corp., Sr. Sub. Notes:
80,000		B+	8.250% due 12/15/11	86,400
600,000		B+	6.750% due 12/15/14 (f)	589,500
70,000		B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	78,050
800,000		Baa3*	TengizChevroil Finance Co., Notes, 6.124% due 11/15/14 (f)	811,000

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†		RATING(e)	SECURITY	VALUE
Energy - 5.9% (continued)
99,337		B	Tiverton Power Associates LP/Rumford Power Associates L.P., Pass-Through Certificates, 9.000% due 7/15/18 (f)	$77,980
110,000		BB-	Westar Energy Inc., Sr. Notes, 7.125% due 8/1/09	120,802
			The Williams Cos. Inc., Notes:
50,000		B+	6.500% due 12/1/08	51,960
40,000		B+	Series A, 6.750% due 1/15/06 (d)	41,300
30,000		BBB-	XTO Energy, Inc., Sr. Notes, 6.250% due 4/15/13 (a)	33,078

				7,233,634

Entertainment - 0.1%
65,000		BBB-	Capitol Records, Inc., Notes, 8.375% due 8/15/09 (f)	73,032
20,000	GBP	BBB-	EMI Group PLC., Notes, 9.750% due 5/20/08	41,404

				114,436

Environmental Services - 1.1%
370,000		BB-	Allied Waste Industries, Inc., Debentures, 7.400% due 9/15/35	318,200
			Allied Waste North America, Inc.:
			Sr. Notes, Series B:
52,000		BB-	8.875% due 4/1/08	54,600
223,000		BB-	9.250% due 9/1/12	237,495
156,000		BB-	Sr. Sub. Notes, Series B, 8.500% due 12/1/08	163,410
475,000		B	Clean Harbors, Inc., Secured Notes, 11.250% due 7/15/12 (f)	539,125

				1,312,830

Financial Services - 8.5%
1,000,000		BB	Allmerica Financial Corp., Sr. Debentures, 7.625% due 10/15/25	1,060,554
20,000		BB	Arch Western Finance LLC, Sr. Notes, 6.750% due 7/1/13	20,500
650,000		BB**	Bombardier Capital Inc., Sr. Notes, Series AI, 7.090% due 3/30/07	655,688
500,000		B	Dollar Financial Group, Notes, 9.750% due 11/15/11	553,750
625,000		B+	E*Trade Financial Corp., Sr. Notes, 8.000% due 6/15/11 (f)	675,000
890,000		BBB-	Ford Motor Credit Co., Notes, 5.700% due 1/15/10 (a)	888,220
500,000		B+	Halyk Savings Bank of Kazakhstan, Notes, 8.125% due 10/7/09 (f)	520,000
760,000		BBB-	Kingsway America, Inc., Sr. Notes, 7.500% due 2/1/14	808,914
850,000		BB	Ohio Casualty Corp., Notes, 7.300% due 6/15/14	927,900
566,016		BBB	Power Receivables Finance LLC, Sr. Notes, 6.290% due 1/1/12 (f)	593,457
1,000,000		B+	Presidential Life Corp., Sr. Notes, 7.875% due 2/15/09	995,000
500,000		BB+	Provident Cos. Inc., Sr. Notes, 7.000% due 7/15/18	483,530
700,000		B	Refco Finance Holdings, Notes, 9.000% due 8/1/12 (f)	766,500
775,000		A	SLM Corp., Medium-Term Notes, 4.000% due 7/25/14	770,311
600,000		Baa2*	Turanalem Finance B.V., Notes, 8.500% due 2/10/15 (f)(g)	590,136
90,000		BB-	Western Financial Bank, Sub. Debentures, 9.625% due 5/15/12	103,050

				10,412,510

Food & Beverage - 1.6%
1,000,000		B-	Burns Philp Capital Pty Ltd., Sr. Sub. Notes, Series B, 9.750% due 7/15/12	1,095,000
600,000		BBB	Companhia Brasileira de Bebida, Notes, 8.750% due 9/15/13	708,000
120,000		CCC+	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07 (a)	117,000

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†		RATING(e)	SECURITY	VALUE
Food & Beverage - 1.6% (continued)
10,000		CCC	Eagle Family Foods, Inc., Sr. Sub. Notes, Series B, 8.750% due 1/15/08	$7,750
40,000		B	TravelCenters of America Inc., Sr. Sub. Notes, 12.750% due 5/1/09	45,000
190,660		NR	Vlasic Foods International, Sr. Sub. Notes, Series B, 10.250% due 7/1/09 (g)(h)	17,159

				1,989,909

Healthcare - 1.9%
185,000		BBB-	Coventry Health Care Inc., Sr. Notes, 5.875% due 1/15/12 (f)	188,699
			HCA Inc.:
			Debentures:
10,000		BB+	7.190% due 11/15/15	10,480
50,000		BB+	8.360% due 4/15/24	55,180
			Notes:
700,000		BB+	6.300% due 10/1/12 (a)	713,431
50,000		BB+	7.690% due 6/15/25	52,246
135,000		B-	Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.750% due 2/15/12 (f)	139,050
520,000		BB	Mayne Group Ltd., Sr. Notes, 5.875% due 12/1/11 (f)	535,600
330,000		NR	Multicare Cos., Inc., Sr. Sub. Notes, 9.000% due 8/1/07 (g)(h)	2,310
580,000		CCC+	Warner Chilcott Corp., Sr. Sub. Notes, 8.750% due 2/1/15 (f)	598,850

				2,295,846

Hotel/Casino - 0.4%
500,000		B+	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (f)	544,999

Industrial Goods & Services - 1.7%
20,000	EUR	B	Flowserve Finance B.V., Sr. Sub. Notes, 12.250% due 8/15/10	28,780
350,000		B-	IMCO Recycling Escrow Inc., Sr. Notes, 9.000% due 11/15/14 (f)	364,874
250,000		BBB	Magellan Midstream Partners, L.P., Notes, 6.450% due 6/1/14	273,053
650,000		B+	The Shaw Group Inc., Sr. Notes, 10.750% due 3/15/10 (a)	723,125
650,000		B+	Sun Sage B.V., Bonds, 8.250% due 3/26/09 (f)	698,750

				2,088,582

Manufacturing - 0.5%
			Invensys PLC:
35,000	EUR	B-	Medium-Term Notes, Series E, 5.500% due 4/1/05	45,888
25,000		B-	Sr. Notes, 6.500% due 1/15/10 (f)	23,750
10,000		BBB-	Louisiana Pacific Corp., Sr. Notes, 8.875% due 8/15/10	11,913
530,000		CCC+	Park-Ohio Industries Inc., Sr. Sub. Notes, 8.375% due 11/15/14 (f)	530,000

				611,551

Metals/Mining - 4.3%
675,000		BB-	CSN Islands VIII Corp., Sr. Notes, 9.750% due 12/16/13 (f)	718,031
100,000		BB-	CSN Islands IX Corp., Sr. Notes, 10.000% due 1/15/15 (f)	106,375
			Compass Minerals International, Inc., Series B:
60,000		B-	Sr. Discount Notes, step bond to yield 12.491% due 12/15/12	51,900
90,000		B-	Sr. Sub. Discount Notes, step bond to yield 11.994% due 6/1/13	73,800
8,491		NR	Doe Run Resources Corp., Notes, Series AI, 11.750% due 11/1/08 (i)	8,024
113,000		B-	Earle M. Jorgensen Co., Secured Notes, 9.750% due 6/1/12 (a)	126,843

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†		RATING(e)	SECURITY	VALUE
Metals/Mining - 4.3% (continued)
400,000		B+	Freeport-McMoRan Copper & Gold Inc., Sr. Notes, 10.125% due 2/1/10 (a)	$454,000
950,000		BBB	Ispat Inland ULC, Secured Notes, 9.310% due 4/1/10 (d)	1,047,375
500,000		BBB	Kennametal Inc., Sr. Notes, 7.200% due 6/15/12	565,112
155,000		BB	Steel Dynamics, Inc., Sr. Notes, 9.500% due 3/15/09 (a)	170,500
84,000		B	Trimas Corp., Sr. Sub. Notes, 9.875% due 6/15/12	87,780
1,000,000		Ba1*	Vale Overseas Limited, Notes, 8.250% due 1/17/34	1,057,500
840,000		BB+	Vedanta Resources PLC, Sr. Notes, 6.625% due 2/22/10 (f)	842,417
			Wheeling-Pittsburgh Corp., Sr. Notes:
4,197		NR	6.000% due 8/1/10	3,546
8,165		NR	5.000% due 8/1/11	6,899

				5,320,102

Packaging/Containers - 0.6%
			Crown Euro Holdings, S.A., Secured 2nd Lien Notes:
200,000		B+	9.500% due 3/1/11	224,000
300,000	EUR	B+	10.250% due 3/1/11	456,166
30,000		B	10.875% due 3/1/13	35,325

				715,491

Paper/Forestry Products - 1.2%
1,000		BB-	Abitibi Consolidated Inc., Notes, 7.875% due 8/1/09	1,048
950,000		BB	Bowater Inc., Sr. Notes, 6.500% due 6/15/13 (a)	953,806
500,000		BB-	Sino-Forest Corp., Sr. Notes, 9.125% due 8/17/11 (f)	553,750
20,000		B	Tembec Industries Inc., Sr. Notes, 7.750% due 3/15/12	19,100

				1,527,704

Real Estate - 1.0%
470,000		B+	B.F. Saul REIT, Sr. Secured Notes, 7.500% due 3/1/14	486,449
150,000		B	Crescent Real Estate Equities, LP, Sr. Notes, 9.250% due 4/15/09	163,500
500,000		BBB-	Hospitality Properties Trust, Notes, 6.750% due 2/15/13 (a)	555,959

				1,205,908

Retail - 0.7%
440,000		CCC	Duane Reade Inc., Sr. Sub. Notes, 9.750% due 8/1/11 (a)(f)	400,400
350,000		BB	Toys “R” Us, Inc., Notes, 7.375% due 10/15/18	338,188
85,000		B	United Auto Group, Inc., Sr. Sub. Notes, 9.625% due 3/15/12	93,075

				831,663

Technology - 0.5%
440,000		NR	Cybernet Internet Services International, Inc., Convertible Sr. Discount Notes, 13.000% due 8/15/09 (f)(g)	440
21,444		NR	Globix Corp., Sr. Notes, 11.000% due 5/1/08 (i)	20,425
300,000		BB	Hanaro Telecom Inc., Sr. Notes, 7.000% due 2/1/12 (f)	302,780
225,000	EUR	B-	Riverdeep Group Ltd., Sr. Notes, 9.250% due 4/15/11 (f)	314,227
138,403		NR	Verado Holdings, Inc., Sr. Discount Notes, 13.000% due 4/15/08 (g)(h)	0

				637,872

Telecommunications - 5.4%
			Alamosa Delaware, Inc., Sr. Notes:
90,000		CCC+	11.000% due 7/31/10	105,300
200,000		CCC+	8.500% due 1/31/12	214,000
181,592		NR	COLO.COM Inc., Sr. Notes, 13.875% due 3/15/10 (f)(g)(h)	0

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†		RATING(e)	SECURITY	VALUE
Telecommunications - 5.4% (continued)
15,000	EUR	B-	Colt Telecom Group PLC, Sr. Notes, 7.625% due 12/15/09	$19,578
700,000		BB+	Corning Inc., Notes, 5.900% due 3/15/14 (a)	709,139
500,000		B+	GCI, Inc., Sr. Notes, 7.250% due 2/15/14	500,000
295,000		B+	Innova S. de R.L., Notes, 9.375% due 9/19/13 (a)	336,300
15,000		B+	Insight Midwest LP/Insight Capital Inc., Sr. Notes, 9.750% due 10/1/09 (a)	15,825
300,000		CCC+	IWO Escrow Co., Notes, 6.320% due 1/15/12 (d)(f)	301,500
73,000		NR	IWO Holdings, Inc., Sr. Notes, 14.000% due 1/15/11 (h)	51,465
400,000		BB+	L3 Communications Corp., Sr. Sub Notes, 6.125% due 1/15/14	410,000
			MCI, Inc., Sr. Notes:
19,000		B+	6.908% due 5/1/07	19,475
19,000		B+	7.688% due 5/1/09	19,879
16,000		B+	8.735% due 5/1/14	17,540
575,000		CCC+	MetroPCS Inc., Sr. Notes, 10.750% due 10/1/11 (a)	618,125
500,000		B-	MobiFon Holdings B.V., Sr. Notes, 12.500% due 7/31/10	598,750
360,000		BB-	Mobile TeleSystems, Notes, 8.375% due 10/14/10 (a)(f)	375,300
10,000		B+	Rogers Communications Inc., Convertible Sr. Debentures, 2.000% due 11/26/05	9,950
700,000		BB	Rogers Wireless Inc., Secured Notes, 7.625% due 12/15/11 (f)	591,135
700,000		Baa3*	Tele Norte Celular Participacoes S.A., Sr. Notes, 8.000% due 12/18/13 (a)	722,750
21,000		A	TeleCorp PCS, Inc., Sr. Sub. Notes, 10.625% due 7/15/10	22,776
23,223		NR	Telex Communications Intermediate Holdings, Inc., Sr. Sub. Notes, zero coupon due 1/15/09 (d)(g)	15,211
800,000		CCC	UbiquiTel Operating Co., Sr. Notes, 9.875% due 3/1/11 (a)	886,000

				6,559,998

Textiles/Apparel - 0.6%
660,000		B+	INVISTA, Notes, 9.125% due 5/1/12 (f)	729,300

Transportation - 1.8%
525,000		CCC+	Atlantic Express Transportation Corp., Sr. Secured Notes, 12.000% due 4/15/05 (f)(j)	511,875
700,000		BB-	Hornbeck Offshore Services, Inc., Sr. Notes, 6.125% due 12/1/14 (f)	701,750
600,000		BB-	Stena AB, Sr. Notes, 7.000% due 12/1/16 (f)	583,500
400,000		B-	Trailer Bridge Inc., Secured Notes, 9.250% due 11/15/11 (f)	411,000

				2,208,125

Utilities - 1.1%
7,000		B-	The AES Corp. Sr. Notes, 8.750% due 6/15/08	7,613
30,000		CCC	Mission Energy Holding Co., Sr. Secured Notes, 13.500% due 7/15/08	37,575
600,000		BB-	MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc., Sr. Secured Notes, Series B, 7.375% due 9/1/10	630,000
20		BBB	Northeast Utilities, Notes, Series A, 8.580% due 12/1/06	20
600,000		B+	Reliant Energy Inc., Sr. Secured Notes, 6.750% due 12/15/14	588,000
5,000		BB	Sierra Pacific Power Co., General and Refunding Mortgage Bonds, Series A, 8.000% due 6/1/08	5,463
20,000		BBB	Southern California Edison Co., Notes, 6.375% due 1/15/06 (a)	20,550

				1,289,221

			TOTAL CORPORATE BONDS AND NOTES (Cost - $62,288,220)	64,930,577

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT†	RATING(e)	SECURITY	VALUE
LOAN PARTICIPATIONS (k) - 1.2%
340,000	BBB-	Empresa Electrica Guacolda S.A., Sr. Notes, 8.625% due 4/30/13 (CS First Boston) (f)	$384,674
900,000	BB-	Gaz Capital S.A., Notes, 8.625% due 4/28/34 (CS First Boston / Deutsche Bank) (a)(f)	1,059,750
36,164	B2*	Olympus Cable Holdings LLC, Term Loans, Tranche B, 5.848% due 9/30/10
		(First Union Securities, Inc. / The Bank of Nova Scotia) (d)	36,074

		TOTAL LOAN PARTICIPATIONS (Cost - $1,295,872)	1,480,498

SHARES
COMMON STOCK - 0.3%
Airlines - 0.0%
25		U.S. Airways Group, Inc., Class A Shares (l)	29
340,222		U.S. Airways Group, Inc. Liquidating Trust, Certificates of Beneficial Interest	9,072

			9,101

Business Services - 0.0%
200		Outsourcing Solutions Inc. (g)(l)	701

Cable - 0.0%
49		KNOLOGY, Inc. (a)(l)	113

Chemicals - 0.0%
35		Sterling Chemicals, Inc. (l)	1,383

Consumer Products & Services - 0.0%
20,000		Loewen Group, Inc. (g)(l)	2

Energy - 0.0%
79		New XCL-China, LLC, Class C Units (g)(l)	11,123

Financial Services - 0.1%
150,000		Amresco Inc., Liquidating Trust Shares (g)(l)	595
5,666		Conseco, Inc. (a)(l)	107,937
845,262		Contifinancial Corp. Liquidating Trust, Units of Interest (l)	21,132

			129,664

Food & Beverage - 0.0%
308		Archibald Candy Corp. (g)(l)	878
2,833		Aurora Foods Inc. (g)(l)	0
22		PSF Group Holdings Inc. LLC, Class A Shares (g)(l)	38,553

			39,431

Industrial Goods & Services - 0.0%
33		AGY Holdings Corp (g)(l)	1,945
136		Polymer Group Inc., Class A Shares (a)(l)	2,468

			4,413

Technology - 0.0%
83		Comdisco Holding Co., Inc. (a)(l)	2,106

Telecommunications - 0.2%
35		Cincinnati Bell Inc. (l)	149
10		Covad Communications Group Inc. (a)(l)	17
15,125		Dobson Communications Corp, Class A Shares (l)	27,830
176		Ionex Communications, Inc. (g)	0
5,414		iPCS, Inc. (l)	167,834
13		Leucadia National Corp. (a)	471

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE
Telecommunications - 0.2% (continued)
1	MCI, Inc.	$19
4	USA Mobility, Inc. (a)(l)	142

		196,462

	TOTAL COMMON STOCK (Cost - $667,673)	394,499

PREFERRED STOCK - 0.3%
Airlines - 0.0%
15	US Airways Group, Inc., Class A (g)(l)	0

Broadcasting - 0.0%
1	PTV, Inc., 10.000% Cumulative, Series A (a)(g)	4

Food & Beverage - 0.1%
3,000	Doane Pet Care Co., 14.250% Sr. Exchangeable	156,750

Metals/Mining - 0.0%
7,000	The LTV Corp., 8.250% Cumulative Convertible, Series A (g)(h)	0
180	Weirton Steel Corp., zero coupon Convertible, Series C (l)	92

		92

Telecommunications - 0.2%
235	Dobson Communications Corp., 6.000% Convertible, Series F (f)	17,258
3,339	Rural Cellular Corp., 12.500% Jr. Exchangeable (a)(i)	219,539
1,417	Telex Communications, Inc., Variable Rate Convertible, Series B (d)	14

		236,811

	TOTAL PREFERRED STOCK (Cost - $794,688)	393,657

WARRANTS
WARRANTS (l) - 0.1%
Airlines - 0.0%
15	US Airways Group, Inc., Class A1, Expire 4/1/10 (g)	0

Broadcasting - 0.0%
100	XM Satellite Radio Holdings Inc., Expire 3/15/10 (f)	7,600

Building/Construction - 0.0%
210	Dayton Superior Corp., Expire 6/15/09 (f)(g)	0

Business Services - 0.0%
42	JSG Funding plc, Expire 10/1/13 (f)(g)	1,470

Food & Beverage - 0.0%
750	TravelCenters of America, Inc., Expire 5/1/09	4,125

Healthcare - 0.0%
110	Mediq, Inc., Expire 6/1/09 (f)(g)(h)	0
437	Sun Healthcare Group, Inc., Expire 2/28/05 (f)(g)	0

		0

Hotel/Casino - 0.0%
70	Mikohn Gaming Corp., Expire 8/15/08 (g)	1

Packaging/Containers - 0.0%
90	Pliant Corp., Expire 6/1/10 (f)	1

Telecommunications - 0.1%
140	American Tower Corp., Expire 8/1/08 (f)	32,270
220	COLO.COM, Inc., Expire 3/15/10 (g)	0
495	ICG Communications Inc., Expire 10/15/05 (f)(g)	0
250	KMC Telecom Holdings, Inc., Expire 4/15/08 (f)(g)	0
215	KNOLOGY Holdings, Inc., Expire 10/22/07 (g)	0
170	Startec Global Communications Corp., Expire 5/15/08 (f)(g)	0

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

WARRANTS			SECURITY	VALUE
Telecommunications - 0.1% (continued)
310			UbiquiTel Inc., Expire 4/15/10 (f)	$3

				32,273

			TOTAL WARRANTS (Cost - $81,226)	45,470

			TOTAL HIGH YIELD SECTOR (Cost - $65,127,679)	67,244,701

FACE AMOUNT‡		RATING(e)
FOREIGN BONDS - 14.6%
Brazil - 0.9%
			Federal Republic of Brazil:
284,051	EUR	BB-	Banco Nacional de Desenvolvimento Economico e Social, Notes, 8.000% due 4/28/10	388,247
163,236	USD	BB-	Debt Conversion Bonds, 3.125% due 4/15/12 (d)	156,094
			Global Bonds:
290,000	USD	BB-	10.125% due 5/15/27	323,858
66,000	USD	BB-	Series B, 8.875% due 4/15/24	66,660
			Global Notes:
100,000	USD	BB-	10.000% due 1/16/07	110,375
30,000	USD	BB-	10.000% due 8/7/11	34,215

				1,079,449

Canada - 3.2%
			Government of Canada, Bonds:
282,000		Aaa*	4.250% due 9/1/09	234,360
330,000		AAA	5.500% due 6/1/10	289,425
1,230,000		AAA	5.250% due 6/1/12	1,070,894
3,000,000	AUD	AA	Province of Ontario, Medium-Term Notes, Series E, 5.500% due 4/23/13 (b)	2,285,353

				3,880,032

Colombia - 1.1%
			Republic of Colombia:
			Global Bonds:
50,000	USD	BB	9.750% due 4/23/09	56,599
537,280	USD	BB+	9.750% due 4/9/11	611,022
135,000	USD	BB	10.375% due 1/28/33 (a)	153,563
485,000	USD	BB	Global Notes, 10.750% due 1/15/13	568,662

				1,389,846

France - 1.3%
1,098,160	EUR	AAA	French Republic, Bonds, Series OATi, 3.000% due 7/25/09	1,569,484

Mexico - 1.3%
			United Mexican States:
			Global Notes:
230,000	USD	BBB	4.625% due 10/8/08	232,645
144,000	USD	BBB	7.500% due 1/14/12	164,520
200,000	USD	BBB	Medium-Term Notes, 8.300% due 8/15/31	242,900
			Pemex Project Funding Master Trust:
			Bonds:
90,000	USD	BBB	8.625% due 2/1/22	107,100
500,000	USD	BBB	8.625% due 12/1/23 (f)	592,500
200,000	USD	BBB	Notes, 7.375% due 12/15/14	224,000

				1,563,665

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT‡		RATING(e)	SECURITY	VALUE
The Netherlands - 0.2%
130,000	EUR	AAA	Kingdom of the Netherlands, Bonds, 5.000% due 7/15/12	$188,234

Norway - 1.7%
			Government of Norway, Bonds:
8,045,000		AAA	6.750% due 1/15/07	1,370,373
4,220,000		AAA	6.000% due 5/16/11	761,235

				2,131,608

Panama - 0.5%
550,000	USD	BB	Republic of Panama, Global Notes, 7.250% due 3/15/15	566,500

Peru - 0.9%
			Republic of Peru:
			FLIRB Bonds:
495,000	USD	BB	4.500% due 3/7/17 (d)	462,206
115,000	USD	BB	4.500% due 3/17/17 (f)(d)	107,381
300,000	USD	BB	Global Bonds, 8.375% due 5/3/16	327,000
233,200	USD	BB	PDI Bonds, 5.000% due 3/7/17 (d)	222,706

				1,119,293

Russia - 1.1%
			Russian Federation:
1,197,500	USD	BBB-	Bonds, 5.000% due 3/31/30 (f)	1,258,812
60,000	USD	BBB-	Euro-Dollar Bonds, 8.250% due 3/31/10 (f)	66,150

				1,324,962

Sweden - 2.4%
			Kingdom of Sweden, Bonds:
5,645,000		AAA	Series 1045, 5.250% due 3/15/11	895,531
12,740,000		AAA	Series 1046, 5.500% due 10/8/12	2,068,436

				2,963,967

Ukraine - 0.0%
44,335	USD	B+	Government of Ukraine, Sr. Notes, 11.000% due 3/15/07	47,549

			TOTAL FOREIGN BONDS (Cost - $14,878,903)	17,824,589

RIGHTS
FOREIGN RIGHTS (l) - 0.0%
Mexico - 0.0%
			United Mexican States, Value Recovery Rights:
250,000			Series C, expire 6/30/05	3,563
250,000			Series D, expire 6/30/06	6,750
250,000			Series E, expire 6/30/07	6,088

			TOTAL FOREIGN RIGHTS (Cost - $0)	16,401

WARRANTS
FOREIGN WARRANTS (l) - 0.0%
Venezuela - 0.0%
1,700			Republic of Venezuela, Expire 4/15/20 (Cost - $0)	25,500

See Notes to Schedules of Investments.

PIONEER STRATEGIC INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 11.5%
REPURCHASE AGREEMENT - 2.5%
3,086,000	State Street Bank & Trust Co. dated 1/31/05, 2.300% due 2/1/05; Proceeds at maturity - $3,086,197; (Fully collateralized by U.S. Treasury Bonds, 9.250% due 2/15/16; Market Value - $3,154,463) (Cost - $3,086,000)	$3,086,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 9.0%
11,064,883	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $11,064,883)	11,064,883

	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,150,883)	14,150,883

	TOTAL INVESTMENTS - 108.4% (Cost - $127,632,548***)	132,617,979
	Liabilities in Excess of Other Assets - (8.4)%	(10,329,186)

	TOTAL NET ASSETS - 100.0%	$122,288,793

†	Face amount denominated in U.S. dollars unless otherwise indicated.

‡	Face amount denominated in local currency unless otherwise indicated.

(a)	All or a portion of this security is on loan.

(b)	All or a portion of this security is segregated for extended settlements and open forward foreign currency contracts.

(c)	Security is traded on a to-be-announced basis.

(d)	Variable rate security. Rate shown is the rate in effect on January 31, 2005.

(e)	All ratings are by Standard & Poor’s Ratings Services (“Standard & Poor’s”), except those identified by an asterisk (*) which are rated by Moody’s Investors Service Inc. (“Moody’s”) and by a double asterisk (**) which are rated by Fitch, Inc.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(h)	Security is currently in default.

(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(j)	Security issued with attached warrants.

(k)	Participation interests were acquired through the financial institutions indicated parenthetically.

(l)	Non-income producing security.

***	Aggregate cost for federal income tax purposes is substantially the same.

See pages 28 and 29 for definition of ratings.

Abbreviations used in this schedule:

AUD - Australian Dollar

EUR - Euro

FLIRB - Front Loaded Interest Reduction Bond

GBP - British Pound

NOK - Norwegian Krone

PDI - Past Due Interest

USD - United States Dollar

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Fitch Ratings (“Fitch”) — Ratings from “A” to “CCC” may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

AAA — Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

A — Bonds rated “A” have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB — Bonds rated “BB” carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

CCC, CC and C — Bonds rated “CCC”, “CC” and “C” carry the real possibility of defaulting. The capacity CC and C to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated “CC” appears probable, a “C” rating indicates imminent default.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedules of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

The Smith Barney High Income Portfolio (“SBHI”) and Pioneer Strategic Income Portfolio (“PSIP”) (“Fund(s)”) are separate investment funds of the Travelers Series Fund Inc. (“Company”), The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets. Fixed-income securities are valued at the mean between the bid and the asked prices provided by an independent pricing service. Securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(d) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receive a lender’s fee. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at

Notes to Schedules of Investments (unaudited) (continued)

all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral. The Funds also maintain exposure for the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(e) Loan Participations - The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Securities Traded on a To-Be-Announced Basis - The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer, for which specific information is not known, for example the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Credit and Market Risk – The Funds invest in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(h) Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

(i) Security Transactions. Investment transactions are accounted for on trade date.

Note 2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	SBHI	PSIP
Gross unrealized appreciation	$23,545,626	$8,387,848
Gross unrealized depreciation	(7,221,804)	(3,402,417)

Net unrealized appreciation	$16,323,822	$4,985,431

Notes to Schedules of Investments (unaudited) (continued)

At January 31, 2005, PSIP had open forward foreign currency contracts as described below:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Sell:
Australian Dollar	2,315,000	$1,795,340	2/8/05	$(40,609)
Euro	2,400,000	1,795,339	2/28/05	(20,170)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(60,779)

At January 31, 2005, SBHI did not have any open forward currency contracts.

At January 31, 2005, PSIP loaned securities having a market value of $10,857,793. PSIP received cash collateral amounting to $11,064,883, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

At January 31, 2005, SBHI did not have any securities on loan.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2005

By:	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date:	March 29, 2005